Davidson Small/Mid Equity Fund (Prospectus Summary) | Davidson Small/Mid Equity Fund
Davidson Small/Mid Equity Fund
Investment Objective
The Davidson Small/Mid Equity Fund (the "Small/Mid Fund") seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 15 of the Funds' statutory Prospectus and the "Breakpoints/Volume
Discounts and Sales Charge Waivers" section on page 41 of the Funds' SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Small/Mid Equity Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on share held for seven calendar days o less)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Small/Mid Equity Fund		Class A	Class C
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.61%	0.61%
Total Annual Fund Operating Expenses		1.61%	2.36%
Less: Fee Waiver and Expense Reimbursement		(0.21%)	(0.21%)
Net Annual Fund Operating Expenses	[2]	1.40%	2.15%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small/Mid Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.40% of average daily net assets of the Small/Mid Fund's Class A shares and 2.15% of average daily net assets of the Small/Mid Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 27, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Small/Mid Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small/Mid
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small/Mid Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you redeem your shares at the end of the period:
Expense Example Davidson Small/Mid Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	635	963
Class C	318	716

If you do not redeem your shares at the end of the period:
Expense Example, No Redemption Davidson Small/Mid Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	635	963
Class C	218	716

Portfolio Turnover.
The Small/Mid Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small/Mid Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the
Example, affect the Small/Mid Fund's performance.
Principal Investment Strategies of the Small/Mid Fund
Under normal market conditions, the Small/Mid Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small to medium market capitalizations. The Fund invests in small to medium market capitalization companies with attractive fundamental characteristics, including conservative balance sheets, strong returns on invested capital, stable or improving profit margins, ample cash flow, and long-term sales growth potential. The Fund seeks to achieve its investment objective primarily through stock selection, with less emphasis on sector weightings. Under current market conditions, the Advisor defines small and medium-sized companies by reference to those companies within the market capitalization range of the Russell 2500TM Index. As of September 30, 2012, that capitalization range was $42.6 million to $10.1 billion and it is expected to change frequently. Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor believes they remain attractive.

The Small/Mid Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), foreign securities, and other investment companies including ETFs. The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities, including in ADRs and emerging markets. The Fund also may invest up to 20% of its net assets in other investment companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Small/Mid Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.
Principal Risks of Investing in the Small/Mid Fund
Losing all or a portion of your investment is a risk of investing in the
Small/Mid Fund. The following principal risks could affect the value of your investment:

·   Equity Risk. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

·   ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Small/Mid Fund will indirectly bear its proportionate share of these costs.

·   Foreign and Emerging Market Securities Risk. The Small/Mid Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. These risks are enhanced in emerging markets.

·   Management Risk. Management risk means that your investment in the Small/Mid
    Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities.

·   Market and Issuer Risk. The risks that could affect the value of the
    Small/Mid Fund's shares and the total return on your investment include the possibility that the securities held by the Fund will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund. The value of securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance, financial leverage, and reduced demand for the issuer's goods and services.

·   New Fund Risk. The Small/Mid Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

·   Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·   Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

The Small/Mid Fund may be appropriate for investors who:

·   Have a long-term investment horizon;

·   Want to add an investment with potential for capital appreciation to diversify their investment portfolio;

·   Can accept the greater risks of investing in a portfolio with common stock holdings; and

. Are not primarily concerned with principal stability.
Performance
When the Small/Mid Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the Fund toll-free at 1-877-332-0529.